U.S. SECURITIES AND EXCHANGE COMMISSION
                                      Washington, D.C.  20549

                                             FORM 24F-2
                                 ANNUAL NOTICE OF SECURITIES SOLD
                                       PURSUANT TO RULE 24f-2



 1.     Name and address of issuer:

        Capstone International Series Trust
        5847 San Felipe, Suite 4100
        Houston, Texas  77057


 2.     Name of each series or class of funds for which this notice is filed:

        Capstone Nikko Japan Fund


 3.     Investment Company Act File Number:  811-4665

        Securities Act File Number:  33-6867


 4.     Last day of fiscal year for which this notice is filed:  10-31-95


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f- 2 declaration:

                                                                       [  ]


 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

        N/A


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        $4,323,440


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

        $3,432,342


 9. Number and aggregate sale price of securities sold during the fiscal year:

        $852,954

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        $852,954


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        N/A


12.     Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year in reliance on rule 24f-2
                (from Item 10):                                    $     852,954

        (ii)    Aggregate price of shares issued in connection
                with dividend reinvestment plans (from Item 11,
                if applicable):                                    +           0

        (iii)   Aggregate price of shares redeemed or
                repurchased during the fiscal year (if
                applicable):                                       -     888,233

        (iv)    Aggregate price of shares redeemed or
                repurchased and previously applied as a
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):                             +           0

        (v)     Net aggregate price of securities sold and
                issued during the fiscal year in reliance on
                rule 24f-2 [line (i), plus line (ii), less
                line (iii), plus line (iv)] if applicable):                    0

        (vi)    Multiplier prescribed by Section 6(b) of the
                Securities Act of 1933 or other applicable law
                or regulation (see Instruction C.6):               x      1/2900

        (vii)   Fee due [line (i) or line (v) multiplied by
                line (vi)]:                                                    0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                     SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/EDWARD L. JAROSKI
                         President

Date     December 28, 1995